Contingent Liabilities and Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Contingent Liabilities and Commitments [Abstract]
CONTINGENT LIABILITIES AND COMMITMENTS
NOTE 4:-	CONTINGENT LIABILITIES AND COMMITMENTS

On March 28, 2018, the Company signed an agreement to rent an office from an unrelated third party. The rental period is two years from April 1, 2018, with an option for additional one year. The rental fees amounted to $1 per month plus participation in office usage expenses.

The Company has additional commitments, as described in note 11b to the Company’s consolidated financial statements and related notes for the fiscal year ended December 31, 2017, included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2017 as filed with the SEC on March 29, 2018 and amended on June 5, 2018.

NOTE 11:-	COMMITMENTS AND CONTINGENCIES

a.	Litigation:

From April 2015 to September 2015, Wize Israel and its directors who were also employees of Wize Israel received a number of letters from Go D.M. Investments Ltd (“Go D.M.”), an Israeli public company, engaged at the time in the field of repositioning of drugs, regarding its claims on various issues.

On January 16, 2017, a settlement was signed between Go D.M. and certain parties related to the abovementioned litigation.

On January 19, 2017, the Settlement was submitted to the Tel Aviv District Court for approval. On the same date, the Court ruled that the Settlement would be given the force of a legal ruling subject to meeting the preconditions as per the Settlement, including the Court’s approval of the arrangement in accordance with Section 350 of the Companies Law, 1999, and by February 21, 2017 the parties will update the Court on compliance with these conditions, and in the event that this takes place, the Settlement will be given the force of a legal ruling.

On March 26, 2017, the parties entered into settlement agreement pursuant to which it was agreed on final, full and absolute waiver of any claims, suits and demands by the parties for legal proceedings and/or by anyone operating on their behalf (including subsidiaries, controlling shareholders and interested parties, executives and officers, directors).

b.	Agreements:

1.	Commencing April 1, 2015, the Company entered into a rental agreement regarding its offices from WTP Israel (Product Waste) Ltd., which is under the control, inter alia, of Messrs. Avner Arazi (“Arazi”) and Amir Bramli (“Bramli”), who are shareholders of the Company (the “Rental Agreement”), on back to back conditions, at the same cost borne by the owner, to amount of $4 per month. In January 2016, the Company discontinued the Rental Agreement described above with no additional costs.

2.	On March 31, 2016, the Company signed an agreement to rent an office from an unrelated third party. The rental period is one year from that date, but it can be discontinued with 30 days’ advance written notice. The rental fees amounted to $1 per month plus participation in office usage expenses. Starting April 2017, the Company rents its offices from another third party for a rental fee of a $ 2 with an option to terminate the lease at any time.

3.	For the Company’s engagement in a License Agreement to market a drug and amendment to such an agreement, see also Note 5 above.

4.	On June 19, 2017 (the “Effective Date”), Wize Israel entered into a finder’s fee agreement with a service provider (through his wholly owned company), who is also a director of the Company (the “Vendor”), pursuant to which the Vendor is entitle to receive a royalty rate of 5% on all of Wize Israel’s revenues to the extent such revenues are earned from relationships initiated by the Vendor and agreed to by Wize Israel. The term of the agreement is for 12 months unless earlier terminated. Either party may terminate upon 21 days’ notice.

The Vendor introduced Wize Israel and the Company to the Chinese Distributor (see also Note 5). During the period commencing the Effective Date and ended December 31, 2017, the vendor has not earned any royalties, and the Company has no obligation to pay any royalties.